Note 11 - Capital Leased Assets and Capital Lease Obligations (Details Textual) - USD ($) $ in Thousands				4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Jun. 06, 2016	Apr. 30, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Amounts Reclassified From Net Settlements On Interest Rate Swaps Qualifying For Hedge Accounting To Prepaid Lease Rentals							$ 1,076
Additions to Unearned Revenue					$ 4,481
Additions To Capital Leased Assets					452,564
Amortization of Leased Asset					6,269	$ 3,770
Sale Leaseback Transaction, Accumulated Depreciation					29,961		23,692
Finance Leased Assets, Net					422,603		384,872
Capital Leases, Future Minimum Payments, Net Minimum Payments					392,959
Capital Leases, Income Statement, Interest Expense					10,538	$ 8,177
Additions Of Prepaid Lease Rentals							$ 26,390
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Vessel's sale and leaseback price				$ 85,572
Sale Leaseback Transaction, Term				10 years
Sale Leaseback Transactions Regarding the Vessel MSC Athos [Member]
Sale Leaseback Transaction, Term			7 years
Sale Leaseback Transactions Regarding the Vessel Leonidio [Member]
Sale Leaseback Transaction, Term	7 years
Sale Leaseback Transactions Regarding the Vessel MSC Athens [Member]
Sale Leaseback Transaction, Term		7 years
Sale Leaseback Transactions Regarding the Vessel Kyparissia [Member]
Sale Leaseback Transaction, Term	7 years